Balances and Transactions with Related Parties - Summary of Receivables from and Accounts Payable to Related Parties (Detail) - CLP ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	$ 109,797,820	$ 82,727,781
Current accounts payable to related parties	122,862,944	121,018,039
Non-current accounts payables to related parties	$ 318,518	$ 251,527
Enel Distribucin Chile S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Description of the transaction	Energy sales
Relationship	Common control
Country	Chile
Enel Distribucin Chile S.A. [Member] | Tolls [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Description of the transaction	Tolls
Relationship	Common control
Country	Chile
Enel Americas S.A. [Member] | Loans [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	94.271.000-3
Company	Enel Américas S.A.
Description of the transaction	Loans
Relationship	Parent
Country	Chile
Enel Chile S A. [Member] | Loans [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Description of the transaction	Loans
Relationship	Parent
Country	Chile
GNL Chile S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Relationship	Associate
Currency	U.S. dollar	U.S. dollar
Country	Chile	Chile
GNL Quintero S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Relationship	Associate
Currency	U.S. dollar	U.S. dollar
Country		Chile
GNL Quintero S.A. [Member] | Energy Sales [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Description of the transaction	Energy sales
Relationship	Associate
Country	Chile
Electrogas S.A. [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.806.130-5
Relationship	Associate
Currency	U.S. dollar	U.S. dollar
Country		Chile
Electrogas S.A. [Member] | Loans [Member] | Chile [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Company	GNL Chile S.A.
Description of the transaction	Loans
Relationship	Associate
Country	Chile
Endesa Generacion S.A. [Member] | Commodity Derivatives [Member] | Spain [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Generación S.A.
Description of the transaction	Commodity derivatives
Relationship	Common control
Country	Spain
Transmisora Electrica De Quillota Ltda [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Currency	Chilean peso	Chilean peso
Country	Chile	Chile
Trade Receivables [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts receivable from related parties	$ 109,797,820	$ 82,727,781	$ 68,867,726
Trade Receivables [Member] | Enel Distribucin Chile S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 42,378,091	35,228,094	44,709,413
Trade Receivables [Member] | Enel Distribucin Chile S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Description of the transaction	Tolls
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 10,673
Trade Receivables [Member] | Enel Distribucin Chile S.A. [Member] | Dividends [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Description of the transaction	Dividends
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties		26
Trade Receivables [Member] | Enel Distribucin Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 94,981	15,840	501,764
Trade Receivables [Member] | Enel Generacin Piura S.A. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Generación Piura S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Peru
Current accounts receivable from related parties	$ 165,875	346,061
Trade Receivables [Member] | Empresa Electrica de Colina Ltda.[Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.783.910-8
Company	Empresa Eléctrica de Colina Ltda.
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties		22	3,009
Trade Receivables [Member] | Empresa Electrica de Colina Ltda.[Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.783.910-8
Company	Empresa Eléctrica de Colina Ltda.
Description of the transaction	Tolls
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 33	22,944
Trade Receivables [Member] | Empresa Electrica de Colina Ltda.[Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.783.910-8
Company	Empresa Eléctrica de Colina Ltda.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 111
Trade Receivables [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	94.271.000-3
Company	Enel Américas S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Parent
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 54,949	152,290
Trade Receivables [Member] | Generalima S.A. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Generalima S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Peru
Current accounts receivable from related parties		341,948
Trade Receivables [Member] | Enel Chile S A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Parent
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 188,902	251,977	265,162
Trade Receivables [Member] | GNL Chile S.A. [Member] | Anticipated Gas Purchase [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Company	GNL Chile S.A.
Description of the transaction	Anticipated gas purchase
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	US$
Country	Chile
Current accounts receivable from related parties	$ 18,793,098	16,780,275	15,570,315
Trade Receivables [Member] | GNL Chile S.A. [Member] | Loans [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Company	GNL Chile S.A.
Description of the transaction	Loans
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	US$
Country	Chile
Current accounts receivable from related parties			1,498,339
Trade Receivables [Member] | GNL Quintero S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.788.080-4
Company	GNL Quintero S.A.
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	CH$
Country	Chile
Current accounts receivable from related parties			571,118
Trade Receivables [Member] | Servicios Informáticos e Inmobiliarios Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties		60,740	18,277
Trade Receivables [Member] | Luz Andes Ltda. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.460-3
Company	Luz Andes Ltda.
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties		2	2
Trade Receivables [Member] | Luz Andes Ltda. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.460-3
Company	Luz Andes Ltda.
Description of the transaction	Tolls
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 9	4,917	460
Trade Receivables [Member] | Electrogas S.A. [Member] | Dividends [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.806.130-5
Company	Electrogas S.A.
Description of the transaction	Dividends
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	CH$
Country	Chile
Current accounts receivable from related parties			1,849,765
Trade Receivables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 1,031,122	129,755	86,713
Trade Receivables [Member] | Empresa Electrica Panguipulli S .A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties		198	198
Trade Receivables [Member] | Empresa Electrica Puyehue S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.880.800-1
Company	Empresa Eléctrica Puyehue S.A.
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties		64	64
Trade Receivables [Member] | Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Brasil S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	CH$
Country	Brazil
Current accounts receivable from related parties	$ 2,068,594	2,097,313
Trade Receivables [Member] | PH Chucas S,A. [Member] | Other Services [Member] | Costa Rica [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	PH Chucas S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Costa Rica
Current accounts receivable from related parties	$ 432,233	1,614,168	1,188,564
Trade Receivables [Member] | Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Unidad de Fomento (funds code)
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Generación S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	UF
Country	Spain
Current accounts receivable from related parties	$ 36,067	36,067
Trade Receivables [Member] | Endesa Generacion [Member] | Commodity Derivatives [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Generación S.A.
Description of the transaction	Commodity derivatives
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Spain
Current accounts receivable from related parties		587,224	1,858,366
Trade Receivables [Member] | Endesa Energia S.A. [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Energía S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Spain
Current accounts receivable from related parties			232,867
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.126.507-5
Company	Parque Eólico Talinay Oriente S.A.
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 16,994	142,926	59,786
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.126.507-5
Company	Parque Eólico Talinay Oriente S.A.
Description of the transaction	Tolls
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties		8
Trade Receivables [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.126.507-5
Company	Parque Eólico Talinay Oriente S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 21,075
Trade Receivables [Member] | Endesa Espana S.A. [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa España S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Spain
Current accounts receivable from related parties	$ 13,077	13,077
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.179.024-2
Company	Parque Eólico Tal Tal S.A.
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 41,487	243,946	215,977
Trade Receivables [Member] | Parque Eolico Tal Tal S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.179.024-2
Company	Parque Eólico Tal Tal S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 23,182
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.321.458-3
Company	Almeyda Solar S.p.A.
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 50,594	98,353	91,443
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.321.458-3
Company	Almeyda Solar S.p.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 8,430
Trade Receivables [Member] | Compania Energetica Veracruz S.A.C. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Compania Energetica Veracruz S.A.C.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Peru
Current accounts receivable from related parties	$ 758,841	639,233
Trade Receivables [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Italia Servizi SRL
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Italy
Current accounts receivable from related parties	$ 8,144	8,144
Trade Receivables [Member] | Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel S.p.A
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Parent
Currency	CH$
Country	Italy
Current accounts receivable from related parties	$ 125,960	125,960
Trade Receivables [Member] | Enel Trade S.p.A [Member] | Other Services [Member] | Italy [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Trade S.p.A
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	US$
Country	Italy
Current accounts receivable from related parties	$ 8,511
Trade Receivables [Member] | Enel Trade S.p.A [Member] | Commodity Derivatives [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Trade S.p.A
Description of the transaction	Commodity derivatives
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Italy
Current accounts receivable from related parties	$ 20,751,713	22,321,017	20,397
Trade Receivables [Member] | Enel Trade S.p.A [Member] | Gas Sale | Italy [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Trade S.p.A
Description of the transaction	Gas Sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	US$
Country	Italy
Current accounts receivable from related parties	$ 21,484,590
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S A | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.052.206-6
Company	Parque Eólico Valle de los Vientos S.A.
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 75,956	81,377	$ 125,727
Trade Receivables [Member] | Parque Eolico Valle De Los Vientos S A | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.052.206-6
Company	Parque Eólico Valle de los Vientos S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 21,075
Trade Receivables [Member] | Emgesa S.A. [Member] | Other Services [Member] | Colombia [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Emgesa S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Colombia
Current accounts receivable from related parties	$ 13,746	29,989
Trade Receivables [Member] | Enel Generacin Peru S.A. [Member] | Other Services [Member] | Peru [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Generación Perú S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Peru
Current accounts receivable from related parties		1,328,268
Trade Receivables [Member] | Enel Green Power del Sur S p A [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.412.562-2
Company	Enel Green Power del Sur S.p.A
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 28,835	25,558
Trade Receivables [Member] | Enel Green Power del Sur S p A [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.412.562-2
Company	Enel Green Power del Sur S.p.A
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 131,594
Trade Receivables [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.920.110-0
Company	Enel Green Power Chile Ltda.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 162,594
Trade Receivables [Member] | Enel Green Power Colombia SAS [Member] | Other Services [Member] | Colombia [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Green Power Colombia SAS
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	US$
Country	Colombia
Current accounts receivable from related parties	$ 46,557
Trade Receivables [Member] | Chinango S.A.C. [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Chinango S.A.C.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	US$
Country	Perú
Current accounts receivable from related parties	$ 17,410
Trade Receivables [Member] | Enel Green Power Brasil [Member] | Other Services [Member] | Brazil [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Green Power Brasil
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	US$
Country	Brazil
Current accounts receivable from related parties	$ 47,124
Trade Receivables [Member] | Enel Green Power Mexico [Member] | Other Services [Member] | MEXICO | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Green Power Mexico
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	US$
Country	México
Current accounts receivable from related parties	$ 152,495
Trade Receivables [Member] | Enel Green Power Peru [Member] | Other Services [Member] | Peru [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Green Power Perú
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	US$
Country	Perú
Current accounts receivable from related parties	$ 177,478
Trade Receivables [Member] | Enel Green Power Italia [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Green Power Italia
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Italy
Current accounts receivable from related parties	$ 262,694
Trade Receivables [Member] | Geotermica del Norte [Member] | Energy Sales [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.971.330-6
Company	Geotérmica del Norte
Description of the transaction	Energy sales
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts receivable from related parties	$ 10,096
Trade Receivables [Member] | Geotermica del Norte [Member] | Other Services [Member] | Chile [Member] | U.S. Dollar [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.971.330-6
Company	Geotérmica del Norte
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	US$
Country	Chile
Current accounts receivable from related parties	$ 82,830
Accounts Payable [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Current accounts payable to related parties	122,862,944	121,018,039
Non-current accounts payables to related parties	$ 318,518	251,527
Accounts Payable [Member] | Enel Distribucin Chile S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Description of the transaction	Tolls
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 5,469,480	7,264,883
Accounts Payable [Member] | Enel Distribucin Chile S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.800.570-7
Company	Enel Distribución Chile S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 50,929	124
Accounts Payable [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	94.271.000-3
Company	Enel Américas S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Parent
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 1,987
Accounts Payable [Member] | Enel Americas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	94.271.000-3
Company	Enel Américas S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Parent
Currency	CP$
Country	Chile
Current accounts payable to related parties		14,457
Accounts Payable [Member] | Enel Chile S A. [Member] | Dividends [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Description of the transaction	Dividends
Term of the transaction	Less than 90 days
Relationship	Parent
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 75,296,956	85,032,236
Accounts Payable [Member] | Enel Chile S A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Parent
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 762,725	1,670,592
Accounts Payable [Member] | Enel Chile S A. [Member] | Mercantile Current Account [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.536.353-5
Company	Enel Chile S.A.
Description of the transaction	Mercantile current account
Term of the transaction	Less than 90 days
Relationship	Parent
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 985	39,211
Accounts Payable [Member] | Enel Chile S A. [Member] | Gas Purchase [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.418.940-K
Company	GNL Chile S.A.
Description of the transaction	Gas purchase
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 8,100,426	4,872,264
Accounts Payable [Member] | Servicios Informáticos e Inmobiliarios Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.107.186-6
Company	Servicios Informáticos e Inmobiliarios Ltda.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties		682,650
Accounts Payable [Member] | Electrogas S.A. [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.806.130-5
Company	Electrogas S.A.
Description of the transaction	Tolls
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	CH$
Country	Chile
Current accounts payable to related parties		74,388
Accounts Payable [Member] | Electrogas S.A. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.806.130-5
Company	Electrogas S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	CH$
Country	Chile
Current accounts payable to related parties		257,060
Accounts Payable [Member] | Empresa Electrica Panguipulli S .A. [Member] | Energy Purchase [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	96.524.140-K
Company	Empresa Eléctrica Panguipulli S.A.
Description of the transaction	Energy purchase
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 2,568,900	1,285,768
Accounts Payable [Member] | Enel Brasil S A [Member] | Other Services [Member] | Brazil [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Brasil S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	CH$
Country	Brazil
Current accounts payable to related parties	$ 77,680	85,864
Accounts Payable [Member] | Parque Eolico Talinay Oriente S.A. [Member] | Energy Purchase [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.126.507-5
Company	Parque Eólico Talinay Oriente S.A.
Description of the transaction	Energy purchase
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 65,826	48,432
Accounts Payable [Member] | Parque Eolico Tal Tal S.A. [Member] | Energy Purchase [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.179.024-2
Company	Parque Eólico Tal Tal S.A.
Description of the transaction	Energy purchase
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 2,105,036	2,171,862
Accounts Payable [Member] | Parque Eolico Valle De Los Vientos S.A. [Member] | Energy Purchase [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.321.458-3
Company	Almeyda Solar S.p.A
Description of the transaction	Energy purchase
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 9,365	2,283
Accounts Payable [Member] | Enel Italia Servizi SRL [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Italia Servizi SRL
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Italy
Current accounts payable to related parties	$ 469,376
Accounts Payable [Member] | Enel S.p.A [Member] | Other Services [Member] | Italy [Member] | Euro [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel S.p.A
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Parent
Currency	Euro
Country	Italy
Current accounts payable to related parties	$ 128,811	79,990
Accounts Payable [Member] | Enel Trade S.p.A [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Trade S.p.A
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Italy
Current accounts payable to related parties	$ 798,030	571,754
Accounts Payable [Member] | Enel Trade S.p.A [Member] | Commodity Derivatives [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Trade S.p.A
Description of the transaction	Commodity derivatives
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Italy
Current accounts payable to related parties	$ 4,184,469	1,103,206
Accounts Payable [Member] | Parque Eolico Valle De Los Vientos S A | Energy Purchase [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.052.206-6
Company	Parque Eólico Valle de los Vientos S.A.
Description of the transaction	Energy purchase
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 1,261,153	475
Accounts Payable [Member] | Enel Green Power del Sur S p A [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.412.562-2
Company	Enel Green Power del Sur S.p.A
Description of the transaction	Tolls
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties		42,901
Accounts Payable [Member] | Enel Green Power del Sur S p A [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.412.562-2
Company	Enel Green Power del Sur S.p.A
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties		87,448
Accounts Payable [Member] | Enel Green Power del Sur S p A [Member] | Energy Purchase [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.412.562-2
Company	Enel Green Power del Sur S.p.A
Description of the transaction	Energy purchase
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 10,323,525	7,406,880
Accounts Payable [Member] | Enel Green Power Chile Ltda. [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.250.019-1
Company	Enel Green Power Chile Ltda.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 80,231
Accounts Payable [Member] | Enel Green Power Italia [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Green Power Italia
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Italy
Current accounts payable to related parties	$ 357,579
Accounts Payable [Member] | Comercializadora de Energia del Mercosur S.A. [Member] | Other Services [Member] | Argentina [Member] | Argentine Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Comercializadora de Energía del Mercosur S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	AR$
Country	Argentina
Current accounts payable to related parties		13,574
Accounts Payable [Member] | Endesa Generacion S.A. [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Generación S.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Spain
Current accounts payable to related parties	$ 236,925	379,731
Accounts Payable [Member] | Endesa Generacion S.A. [Member] | Commodity Derivatives [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Generación S.A.
Description of the transaction	Commodity derivatives
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Spain
Accounts Payable [Member] | Endesa Generacion S.A. [Member] | Carbon Purchase | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Endesa Generación S.A.
Description of the transaction	Carbon purchase
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Spain
Current accounts payable to related parties		486,180
Accounts Payable [Member] | Endesa Generacion [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Iberoamérica SRL
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Parent
Currency	CH$
Country	Spain
Current accounts payable to related parties	$ 97,601	183,607
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Spain [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Produzione S.p.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Italy
Current accounts payable to related parties	$ 6,768,023
Non-current accounts payables to related parties	$ 318,518
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Produzione S.p.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Italy
Current accounts payable to related parties	$ 3,271,180
Accounts Payable [Member] | Enel Iberoamerica SRL [Member] | Other Services [Member] | Italy [Member] | Euro [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Produzione S.p.A.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	Euro
Country	Italy
Current accounts payable to related parties		483,665
Accounts Payable [Member] | Transmisora Electrica De Quillota Ltda [Member] | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	77.017.930-0
Company	Transmisora Eléctrica de Quillota Ltda.
Description of the transaction	Tolls
Term of the transaction	Less than 90 days
Relationship	Joint Ventures
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 70,984	332,709
Accounts Payable [Member] | Transmisora Electrica De Quillota Ltda [Member] | Other Services [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	77.017.930-0
Company	Transmisora Eléctrica de Quillota Ltda.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Joint Ventures
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 72,965
Accounts Payable [Member] | Enel Ingegneria & Ricerca S.p.A [Member] | Other Services [Member] | Italy [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Foreign
Company	Enel Ingegneria & Ricerca S.p.A
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Italy
Current accounts payable to related parties		6,343,845
Non-current accounts payables to related parties		$ 251,527
Accounts Payable [Member] | Empresa De Transmision Chena S A | Tolls [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.722.488-5
Company	Empresa de Transmisión Chena S.A.
Description of the transaction	Tolls
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 174,766
Accounts Payable [Member] | Empresa De Transmision Chena S A | Energy Purchase [Member] | Chile [Member] | Chilean Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	76.722.488-5
Company	Empresa de Transmisión Chena S.A.
Description of the transaction	Energy purchase
Term of the transaction	Less than 90 days
Relationship	Common control
Currency	CH$
Country	Chile
Current accounts payable to related parties	$ 43,457
Accounts Payable [Member] | Enel Trading Argentina S.R.L. [Member] | Other Services [Member] | Argentina [Member] | Argentine Peso [Member]
Disclosure Of Transactions Between Related Parties [Line Items]
Taxpayer ID No.	Extranjera
Company	Enel Trading Argentina S.R.L.
Description of the transaction	Other services
Term of the transaction	Less than 90 days
Relationship	Associate
Currency	AR$
Country	Argentina
Current accounts payable to related parties	$ 13,574